INCOME TAXES - Unrecognized Tax Benefits - Additional Information (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Unrecognized Tax Benefits	$ 0	$ 13,300	$ 13,300	$ 13,300
Unrecognized tax benefits, current tax recovery	$ 13,900